Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2016
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Dec. 15, 2016
Document Effective Date	Dec. 15, 2016
Prospectus Date	Dec. 15, 2016
Baillie Gifford U.S. Equity Growth Fund | Class 1
Prospectus:
Trading Symbol	BGNOX
Baillie Gifford U.S. Equity Growth Fund | Class 2
Prospectus:
Trading Symbol	BGNRX
Baillie Gifford U.S. Equity Growth Fund | Class 3
Prospectus:
Trading Symbol	BGNDX
Baillie Gifford U.S. Equity Growth Fund | Class 4
Prospectus:
Trading Symbol	BGNEX
Baillie Gifford U.S. Equity Growth Fund | Class 5
Prospectus:
Trading Symbol	BGNVX